10-Q ACQUISTITIONS AND INVESTMENTS - Renewable Process Solutions, Inc (Details) - USD ($)		3 Months Ended	6 Months Ended
	Jun. 18, 2021	Mar. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Revenue of acquiree since acquisition date		$ 0
Renewable Process Solutions, Inc.
Business Acquisition [Line Items]
Percentage of voting interests acquired	100.00%
Revenue of acquiree since acquisition date			$ 983,380
Renewable Process Solutions, Inc. | Restricted Stock
Business Acquisition [Line Items]
Percentage of voting interests acquired	100.00%
Issuance of common stock (in shares)	1,000,000
Comstock shares of common stock issued	$ 2,304,806